INCOME TAX (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 9,889	$ 53,473
Employees compensation	7,853	7,670
Accruals and allowances	10,997	10,935
Research and development credit	24,677	21,340
Research and development - Section 174	19,582	11,748
Lease liabilities	12,199	14,642
Others	2,122	1,894
Deferred tax assets gross	87,319	121,702
Valuation allowance, see Note 19F below	(20,238)	(17,541)
Deferred tax assets	67,081	104,161
Deferred tax liabilities - long-term:
Depreciation and amortization	(72,254)	(81,929)
ROU - assets under operating leases	(1,609)	(2,027)
Others	(838)	77
Deferred tax liabilities	(74,701)	(83,879)
Presented in long term deferred tax assets	1,810	32,787
Presented in long term deferred tax liabilities	$ (9,430)	$ (12,505)